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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07868
Invesco Van Kampen Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Advantage Municipal
Income Trust II
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-AMINC2-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 176.2%
	Alabama 2.1%
$2,375	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,221,456
1,800	Birmingham AL Arpt Auth Arpt Rev (AGM Insd)	5.250	07/01/30	1,756,062
1,450	Healthcare Auth for Baptist Hlth AL, Ser A (b)(c)	6.125	05/15/12	1,507,246
1,900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,361,293
4	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (d)	6.950	01/01/20	0
2,200	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,204,136
1,000	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	841,990

				9,892,183

	Alaska 0.4%
3,250	Northern Tob Sec Corp AK Tob Settlement, Ser A	5.000	06/01/46	1,915,355

	Arizona 4.5%
1,875	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	1,941,263
2,810	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,880,728
1,935	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	1,566,460
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	433,010
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$1,250	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125%	05/15/40	$1,109,263
2,425	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)(c)	5.000	07/01/14	2,590,676
1,325	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)(c)	5.500	05/01/12	1,366,221
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)(c)	5.500	06/01/14	716,870
800	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)(c)	5.750	06/01/16	825,568
690	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	654,444
660	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	630,670
2,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,147,950
2,305	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,335,726
2,685	South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj (NATL Insd)	5.625	09/01/35	2,499,305

				21,698,154

	Arkansas 0.4%
1,930	Arkansas St Cap Apprec College Svg (e)	*	06/01/16	1,710,289

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 22.9%
$6,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/19	$3,837,960
7,195	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/21	3,834,072
1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (AGM Insd)	6.000%	09/01/16	1,429,714
2,095	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,541,417
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	3,755,720
900	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	311,796
3,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (f)	0.000/5.250	06/01/21	2,641,050
1,100	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,104,257
6,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	4.950	08/01/23	5,622,000
3,220	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	5.050	02/01/29	2,989,738
3,550	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,445,878
4,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	3,967,160
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)(c)	5.125%	11/01/23	$2,989,200
850	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	891,778
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,116,151
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,103,799
650	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	661,733
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,087,760
2,100	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,251,053
4,000	California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Rfdg, Ser A (AMBAC Insd)	5.000	12/01/19	4,053,320
3,750	California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga, Ser A	5.000	06/01/24	3,526,200
1,300	California St Var Purp	5.750	04/01/31	1,300,299
2,820	California St Vet, Ser CD (AMT)	4.600	12/01/32	2,262,373
1,450	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,510,073
435	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	354,042
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000%	09/01/33	$1,640,060
30,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg, Ser A	*	01/15/22	13,083,300
5,000	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	3,014,250
1,215	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	878,542
480	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	315,086
2,855	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	2,766,381
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (a)	5.250	07/01/38	2,971,890
185	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (g)	5.500	03/01/18	173,839
1,000	M-S-R Pub Pwr Agy CA San Juan Proj Rev Sub Lien, Ser M (LOC-Dexia Credit Local) (h)(i)	0.300	07/01/22	1,000,000
1,225	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,194,522
4,890	Port Oakland CA, Ser L (NATL Insd) (AMT)	5.000	11/01/32	4,032,881
610	Port Oakland CA, Ser L (NATL Insd) (Prerefunded @ 11/01/12) (AMT)	5.000	11/01/32	656,927
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$9,000	Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside Cnty Hosp Proj (NATL Insd)	*	06/01/21	$4,431,600
1,600	San Diego Cnty, CA Regl Arpt Auth Arpt Rev Sub, Ser A	5.000%	07/01/34	1,432,384
1,350	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)(c)	6.500	05/01/12	1,437,764
4,200	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	2,889,726
1,825	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	1,145,717
1,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	658,990
11,050	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	6,608,121
2,350	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,360,129

				110,280,652

	Colorado 3.8%
1,945	Colorado Ed & Cultural Fac Auth Rev Charter Sch Pinnacle Impt & Rfdg (Syncora Gtd)	5.250	06/01/23	1,939,262
1,200	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	864,180
5,425	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	5,002,284
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$2,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000%	06/01/35	$2,387,988
2,250	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	2,378,632
1,000	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	823,390
740	Denver, CO City & Cnty Arpt Rev, Ser D (AMT)	7.750	11/15/13	804,003
1,200	Regional Trans Dist CO Denver Trans Partners	6.000	01/15/34	1,103,508
1,500	Regional Trans Dist CO Denver Trans Partners	6.500	01/15/30	1,487,040
1,699	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,299,055

				18,089,342

	Connecticut 0.7%
1,800	Conn St Hsg Fin Auth Hsg Mtg Fin Pg Sub, Ser D-2 (AMT)	5.000	05/15/31	1,718,154
1,550	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125	01/01/14	1,555,735

				3,273,889

	District of Columbia 3.0%
2,650	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,725,127
5,500	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	5,655,430
800	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	833,776
850	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	854,514
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$1,725	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000%	10/01/34	$1,693,191
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	2,838,330

				14,600,368

	Florida 10.5%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	748,610
1,405	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,249,565
2,420	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,504,748
430	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	436,601
1,305	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,308,550
1,325	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,315,420
1,440	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	1,411,243
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,431,050
1,075	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	1,009,318
2,425	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,277,584
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)(c)	5.000%	03/15/12	$828,392
900	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)(c)	5.150	09/01/13	962,739
730	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (g)	6.800	05/01/38	545,025
475	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (g)	6.900	05/01/17	427,799
11,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	10,815,520
1,000	Miami-Dade Cnty, FL Expwy Auth Toll Sys Rev, Ser A	5.000	07/01/40	909,900
705	Miami-Dade Cnty, FL Hlth Fac Auth Rev Miami Childrens Hosp, Ser A	6.125	08/01/42	691,027
640	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	595,142
5,000	Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)	5.125	10/01/33	4,380,100
900	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	717,597
925	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	838,799
1,250	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	1,097,075
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,900	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500%	10/01/23	$3,074,000
2,100	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,760,073
3,500	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)(c)	5.350	05/01/18	3,601,080
490	Reunion East Cmnty Dev Dist FL Spl Assmt (j)	5.800	05/01/36	239,267
500	Seminole Tribe FL Spl Oblig Rev, Ser A (g)	5.250	10/01/27	415,520
1,030	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	729,580
900	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	758,637
1,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	691,380
840	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	559,558
1,180	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,180,189
575	World Comm Cmnty Dev Dist FL Spl Assmt (d)(j)	5.500	05/01/38	184,075

				50,695,163

	Georgia 4.5%
4,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	3,830,360
400	Atlanta Ga Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	398,648
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$725	Atlanta Ga Tax Alloc Beltline Proj, Ser B	6.750%	01/01/20	$722,549
220	Atlanta Ga Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	215,602
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,411,992
1,450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,506,304
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,393,889
4,910	Georgia Muni Elec Auth Pwr Rev, Ser B (FGIC Insd) (e)	5.700	01/01/19	5,721,230
4,000	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	4,062,600
1,700	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,708,568
1,000	Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC, Ser A	5.250	02/01/35	832,230

				21,803,972

	Hawaii 2.5%
2,250	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	2,104,425
10,430	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc, Ser A (NATL Insd) (AMT)	5.650	10/01/27	9,725,454

				11,829,879

	Idaho 0.9%
850	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	923,049
1,100	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,168,585
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho (continued)
$915	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125%	11/15/27	$748,561
1,270	University Idaho Univ Rev Gen 2011 (b)(c)	5.250	04/01/21	1,336,142

				4,176,337

	Illinois 20.6%
1,450	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	1,172,281
1,710	Bolingbrook, IL Cap Apprec Rfdg, Ser C (NATL Insd)	*	01/01/29	543,592
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	342,547
800	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	730,328
2,775	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	3,646,181
4,425	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	4,190,741
4,505	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/24	4,537,751
10,650	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/25	10,672,365
2,695	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	2,714,593
6,350	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	6,363,335
1,290	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/26	1,278,106
4,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	4,063,664
2,700	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	2,636,091
800	Chicago, IL Rfdg, Ser F (i)	0.500	01/01/42	800,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,345	Cook Cnty, IL Sch Dist No. 100 Berwyn South, Ser D (AGM Insd)	5.500%	12/01/23	$3,614,306
950	Granite City Madison Cnty IL Waste Mgmt Inc Proj (AMT) (b)(c)	3.500	05/01/13	946,096
790	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	779,951
1,325	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,331,877
1,200	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,050,204
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	881,730
2,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,490,576
1,700	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,723,987
2,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	2,004,580
1,400	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,407,350
2,140	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,260,182
3,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	2,514,360
1,900	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,858,352
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,210,498
1,730	Illinois Hlth Fac Auth Rev Children’s Mem Hosp (NATL Insd)	6.250	08/15/13	1,839,959
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,485	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser A (AGM Insd) (e)	6.750%	04/15/17	$1,748,484
825	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (AGM Insd)	6.750	04/15/17	971,380
3,400	Illinois St First Ser (AGM Insd)	5.250	04/01/27	3,195,048
2,500	Metropolitan Pier & Exposition IL Dedicated St Tax Mccormick Pl Expansion, Ser A (AGM Insd)	5.500	06/15/50	2,285,600
1,705	Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (AGM Insd)	5.400	09/01/16	1,810,181
100	Peoria, Moline & Freeport, IL Coll Mtg, Ser A (GNMA Collateralized) (AMT)	7.600	04/01/27	101,591
3,625	Railsplitter Tobacco Settlement Auth IL	5.500	06/01/23	3,444,076
5,000	Regional Trans Auth IL, Ser A (AMBAC Insd)	8.000	06/01/17	6,117,600
9,260	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd)	5.250	11/01/20	9,487,148
575	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	494,431

				99,261,122

	Indiana 3.4%
760	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	749,307
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000%	11/15/36	$4,110,330
2,285	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (AGM Insd)	7.000	08/15/15	2,555,156
1,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	1,430,220
1,775	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,895,806
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,995,320
2,850	Southwest Parke Cmnty Sch Bldg First Mtg (NATL Insd)	5.250	07/15/21	3,059,047
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (g)	5.750	09/01/42	410,585

				16,205,771

	Iowa 0.7%
1,600	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,400,272
530	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	374,631
2,050	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	1,349,556

				3,124,459
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 1.8%
$1,500	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)(c)	5.000%	04/01/11	$1,509,120
2,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	2,816,996
3,615	Kansas St Dev Fin Auth Rev KS Proj, Ser N (AMBAC Insd) (Prerefunded @ 10/01/12)	5.250	10/01/21	3,891,764
800	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	658,976

				8,876,856

	Kentucky 2.2%
1,700	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,604,732
1,700	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,749,487
1,810	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,889,857
2,035	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,103,987
3,180	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	2,761,194
500	Mount Sterling, KY Lease Rev KY League Cities Fdg, Ser B	6.100	03/01/18	530,120

				10,639,377
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana 5.8%
$5,000	Lafayette, LA Util Rev (NATL Insd)	5.250%	11/01/21	$5,179,350
2,495	Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.375	10/01/31	2,193,504
5,970	Louisiana Loc Govt Environment Southeastn LA Student Hsg, Ser A (NATL Insd)	5.250	08/01/24	5,792,034
1,250	Louisiana Pub Fac Auth Rev Entergy LA LLC Proj	5.000	06/01/30	1,153,688
2,250	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,525,423
6,000	New Orleans, LA Rfdg (NATL Insd)	5.125	09/01/21	6,041,160
2,100	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)(c)	5.250	03/01/13	2,191,644
2,775	Saint John Baptist Parish LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	2,576,393

				27,653,196

	Maryland 2.6%
1,095	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,012,754
775	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	746,085
5,000	Maryland St Econ Dev Corp MD Aviation Admin Fac (AGM Insd) (AMT)	5.375	06/01/20	5,104,800
770	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	661,438
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$940	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500%	07/01/42	$813,598
4,000	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	3,998,680

				12,337,355

	Massachusetts 3.2%
1,200	Massachusetts Bay Tran Auth MA Gen Tran Sys Rfdg, Ser A	6.250	03/01/12	1,274,160
1,610	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	1,586,848
2,000	Massachusetts Muni Whsl Elec Co Pwr Supply Sys Rev Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	2,067,180
450	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	310,630
1,380	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant	6.000	07/01/31	1,346,632
1,275	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	1,014,505
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	916,999
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	887,898
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$6,590	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500%	08/15/35	$5,941,808

				15,346,660

	Michigan 3.0%
2,450	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000	07/01/27	2,742,064
2,790	Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg, Ser C (NATL Insd)	5.250	07/01/19	2,850,125
1,000	Eastern Mich Univ Rev Rfdg, Ser B (LOC: JP Morgan Chase Bank) (h)(i)	0.310	03/01/49	1,000,000
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)(c)	5.250	01/15/14	1,087,310
500	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)(c)	5.500	01/15/15	555,955
1,210	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	813,386
2,285	Taylor, MI Bldg Auth (AMBAC Insd)	6.000	03/01/13	2,478,768
3,090	Troy, MI Downtown Dev Auth Dev Rfdg (NATL Insd)	5.500	11/01/15	3,106,532

				14,634,140

	Minnesota 1.0%
475	Chisago, MN Hlthcare Fac Rev Cdl Homes LLC Proj	6.000	08/01/42	415,449
2,050	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,232,573
1,350	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,437,116
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$900	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250%	05/15/36	$763,128

				4,848,266

	Mississippi 1.0%
2,800	Mississippi Business Fin Corp MS Gulf Opportunity Zone Chevron USA Inc Proj, Ser E (i)	0.250	12/01/30	2,800,000
400	Mississippi Business Fin Corp Chevron USA Inc Proj, Ser C (i)	0.250	12/01/30	400,000
1,845	Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (NATL Insd)	5.250	07/01/32	1,749,503

				4,949,503

	Missouri 3.6%
325	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	304,996
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,404,659
625	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	562,831
1,800	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,810,422
835	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	779,414
4,625	Missouri Jt Mun Elec Util Commn Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/27	4,286,681
2,500	Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj, Ser C	5.000	03/01/26	2,372,875
1,100	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Sr	5.500	02/01/42	971,267
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$2,195	Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj	5.000%	11/01/16	$2,261,992
1,500	Saint Louis Cnty, MO Mtg Rev Ctf Rcpt, Ser H (AMT) (e)	5.400	07/01/18	1,717,905
700	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	611,898

				17,084,940

	Nebraska 1.1%
5,235	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	5,237,146

	Nevada 2.9%
2,000	Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj	5.375	05/15/33	1,844,960
7,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	6,287,120
4,375	Las Vegas Vly, NV Wtr Dist Rfdg, Ser B (NATL Insd)	5.000	06/01/27	4,379,244
1,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	1,527,242

				14,038,566

	New Hampshire 0.7%
1,400	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,299,214
800	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)(c)	7.125	02/01/12	832,768
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value
| | | |
	New Hampshire (continued)
$570	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)(c)	6.875%	02/01/12	$594,248
850	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	850,782

				3,577,012

	New Jersey 6.2%
1,800	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	1,630,116
6,625	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (a)	5.250	07/01/26	7,161,360
2,500	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (e)	6.750	07/01/19	3,051,500
1,650	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,481,287
4,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	3,952,000
10,750	Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec & Gas, Ser A (NATL Insd) (AMT)	5.450	02/01/32	9,707,788
4,680	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	2,832,851

				29,816,902

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Mexico 1.1%
$2,275	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C	5.900%	06/01/40	$2,147,941
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (g)	5.000	09/01/18	1,562,385
1,500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,573,215

				5,283,541

	New York 7.5%
1,480	Brooklyn Arena Loc Dev Corp Barclays Ctr Proj	6.250	07/15/40	1,444,939
620	Brooklyn Arena Loc Dev Corp Barclays Ctr Proj	6.375	07/15/43	607,575
7,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	6,671,770
2,000	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/29	2,030,780
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,001,080
5,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	4,829,800
5,440	New York City, Ser I-1 (a)	5.000	02/01/26	5,512,134
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	928,030
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	2,063,860
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,250	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000%	03/15/27	$2,309,535
5,000	New York St Urban Dev Corp Rev St Fac Rfdg	5.700	04/01/20	5,588,850
2,250	Port Auth N Y & N J Spl Oblig Rev Jfk Intl Air Terminal	6.000	12/01/36	2,171,993

				36,160,346

	North Carolina 0.1%
795	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	658,920

	North Dakota 0.2%
1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	903,530

	Ohio 6.6%
500	Allen Cnty, OH Hosp Fac Rev Catholic Hlthcare, Ser B (LOC-JP Morgan Chase & Co.) (h)(i)	0.270	10/01/31	500,000
1,000	Dayton, OH Arpt Rev James M Cox Dayton Rfdg, Ser C (Radian Insd) (AMT)	5.250	12/01/27	913,410
3,600	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000	04/01/24	3,582,576
3,325	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	3,310,237
3,350	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	3,335,126
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000%	10/01/41	$1,468,513
1,740	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,778,750
1,100	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,122,869
5,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	4,446,300
2,800	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625	06/01/18	2,948,428
1,000	Ohio St Air Quality Dev Auth Rev Ref OH Pwr Co Galvin, Ser A (AMT) (b)(c)	2.875	08/01/14	990,230
1,720	Ohio St Higher Ed Fac Commn Rev Summa Hlth Sys 2010 Proj	5.750	11/15/35	1,565,922
2,250	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,304,585
2,076	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,096,490
1,050	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)(c)	5.875	06/01/16	1,121,190
80	Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd, Ser A (AMT) (e)	6.000	05/15/11	80,044

				31,564,670

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma 0.6%
$1,650	Chickasaw Nation, OK Hlth Sys (g)	6.250%	12/01/32	$1,668,133
1,250	Tulsa Cnty OK Indl Auth Sr Montereau Inc Proj, Ser A	7.125	11/01/30	1,219,838

				2,887,971

	Oregon 0.5%
2,500	Oregon St Dept Admin Rfdg, Ser C (NATL Insd)	5.250	11/01/18	2,620,950

	Pennsylvania 2.0%
3,000	Allentown, PA Coml & Indl Dev Diocese of Allentown (LOC-Wells Fargo Bank N.A.) (h)(i)	0.270	12/01/29	3,000,000
1,100	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	1,058,387
2,500	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (f)	0.000/5.750	12/01/28	1,839,175
1,550	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (f)	0.000/6.000	12/01/34	1,151,573
2,500	Philiadephia, PA Auth Indl Dev Rev New Courtland Elder Svcs Proj (LOC-PNC Bank N.A.) (h)(i)	0.240	03/01/27	2,500,000

				9,549,135

	South Carolina 6.3%
3,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/25	3,167,312
9,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/26	9,445,875
3,115	Greenville, SC Impt & Rfdg (NATL Insd)	5.250	04/01/21	3,173,219
1,100	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	807,675
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$2,200	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250%	08/01/31	$2,214,102
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	985,480
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,503,770
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,400,425
750	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	369,638

				30,067,496

	Tennessee 4.3%
2,130	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	1,848,819
2,595	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	2,088,871
1,270	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,410,716
12,525	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Rfdg, Ser A (NATL Insd)	*	07/01/26	4,474,180
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value
| | | |
	Tennessee (continued)
$4,800	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500%	07/01/25	$5,299,968
2,975	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	2,557,905
3,100	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	3,074,456

				20,754,915

	Texas 19.5%
1,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,701,717
750	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	791,707
1,400	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,489,474
1,600	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,681,648
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	7,642,160
775	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	777,557
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,505,250
5,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,549,544
725	Harris Cnty, TX Cultural Ed Fac Fin Corp Rev YMCA Greater Houston, Ser A (LOC- JP Morgan Chase Bank) (h)(i)	0.270	06/01/38	725,000
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375%	06/01/29	$1,029,930
925	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	996,317
1,100	Harris Cnty TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,078,814
4,350	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	4,268,351
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	2,910,270
9,425	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	9,230,280
3,700	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,551,889
1,750	Lower CO Riv Auth Tex Rev Ref, Ser A	5.000	05/15/40	1,608,968
5,000	Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMBAC Insd) (AMT)	5.125	11/01/28	4,352,950
1,350	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,416,150
1,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)(c)	6.000	08/01/13	1,055,320
500	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	469,180
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625%	01/01/28	$1,009,920
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,033,610
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,289,112
1,750	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)(c)	6.000	01/01/13	1,886,972
3,200	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,024,800
3,960	Stafford, TX Econ Dev Corp (NATL Insd)	5.500	09/01/30	3,966,930
1,990	Stafford, TX Econ Dev Corp (NATL Insd)	6.000	09/01/19	2,237,834
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	868,890
2,800	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,317,392
7,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svcs Inc Proj	5.250	11/15/37	6,102,880
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	427,525
1,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,289,405
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$3,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250%	07/01/28	$3,691,116
1,675	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,677,630
6,450	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,595,706
3,100	Tyler, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,475,412

				93,727,610

	Utah 1.0%
4,950	Intermountain Pwr Agy UT Pwr Supply Rev Rfdg, Ser A (FGIC Insd) (e)	*	07/01/17	4,031,874
875	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	697,086

				4,728,960

	Virginia 1.2%
550	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500	01/01/37	420,986
1,465	Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)	5.000	07/15/17	1,583,943
1,520	Tobacco Settlement Fin Corp VA	5.500	06/01/26	1,683,370
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,857,371

				5,545,670

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 1.2%
$1,500	Kalispel Tribe Indians Priority Dist WA Rev	6.625%	01/01/28	$1,291,845
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	2,877,330
1,720	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (g)	6.000	01/01/27	1,556,359

				5,725,534

	West Virginia 1.4%
2,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	2,187,650
1,160	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	1,108,566
1,065	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	999,651
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,068,529
1,270	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,199,337

				6,563,733

	Wisconsin 2.2%
500	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	500,095
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$460	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750%	11/01/37	$427,993
3,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	3,154,963
2,940	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	2,947,879
1,125	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,178,854
1,100	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)(c)	5.125	08/15/16	1,169,454
1,340	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,393,613

				10,772,851

	Wyoming 1.0%
1,350	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,371,343
2,790	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	2,646,594
1,000	Uinta Cnty, WY Pollutn Ctl Rev Chevron USA Inc Proj Rfdg (i)	0.250	08/15/20	1,000,000

				5,017,937

	Puerto Rico 3.1%
2,300	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	2,221,363
2,300	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	2,025,587
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,750	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375%	08/01/39	$1,612,677
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,327,350
3,125	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)(c)	5.000	08/01/39	3,197,875
4,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	3,592,640

				14,977,492

	Virgin Islands 0.4%
1,975	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000	10/01/25	1,905,204

	Total Investments (m)176.20%
	(Cost $880,553,196)			847,013,319

Floating Rate Note and Dealer Trust Obligations Related to Securities Held (k) (21.4%)
(Cost ($102,705,000))
(102,705) Notes with interest rates ranging from 0.29% to 0.44% at 1/31/11, and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1(E))				(102,705,000)

Other Assets in Excess of Liabilities 2.0%				9,706,770

Preferred Shares (56.8%)				(273,000,000)

Net Assets Applicable to Common Shares 100.0%				$481,015,089

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Percentages are calculated as a percentage of net assets applicable to comon shares.
AGC — AGC Insured Custody Certificates
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — American Municipal Bond Assurance Corp.**
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
GNMA — Government National Mortgage Association
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited

*      Zero coupon bond
(a)	Underlying security related to Special Purpose Trusts entered into by the Trust. See Note 1(E).

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2011 represented 0.04% of the Trust’s net assets applicable to common shares.

(e)	Escrowed to Maturity

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $6,759,645, which represented 1.41% of the Trust’s Net Assets, applicable to common shares.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand Security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(j)	Non-income producing security.

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $170,050,709 are held by the Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) and serve as collateral for the $102,705,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	15.04%
Assured Guaranty Municipal Corp.	10.74
American Municipal Bond Assurance Corp.**	7.19

**	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
Invesco Van Kampen Advantage Municipal Income Trust II

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Inverse Floating Rate Obligations — The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Advantage Municipal Income Trust II

E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Trust invests are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a fund’s investments on municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Securities	—	$847,013,319	—	$847,013,319

Invesco Van Kampen Advantage Municipal Income Trust II

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended January 31, 2011 was $13,818,828 and $20,859,643 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,598,505

Aggregate unrealized (depreciation) of investment securities	(48,927,204)

Net unrealized appreciation (depreciation) of investment securities	$(32,328,699)

Cost of investments for tax purposes is $879,342,018.
Invesco Van Kampen Advantage Municipal Income Trust II

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Advantage Municipal Income Trust II

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.